As filed with the Securities and Exchange Commission on January 6, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2008

Date of reporting period:  October 31, 2008

Item 1. Reports to Stockholders.

EDGAR LOMAX VALUE FUND
Annual Report
October 31, 2008

Dear Fellow Shareholder:

We realize that this report arrives at a time when many investors are shocked at the sharp decline in the stock market and worried about the economic outlook.  Consequently, it is important that we begin by mentioning two important facts about our fund.  First, we hold stocks that are often referred to as “blue chip.”  That is, they generally have lengthy records of profitability and are major contributors to the U.S. economy.  Collectively, they have survived through numerous economic contractions, and we believe they will fare comparatively well during the current one.  Second, as investors fled stocks of all types in 2008, our portfolio also declined.  However, the Fund still outpaced the S&P 500 during the past year and remains well ahead of it over several key, long-term periods.  Please read on.

During the year ended October 31, 2008, the Fund’s investments declined -34.86% while the S&P 500 lost -36.12%.  For the 5- and 10-year periods through this past October 31, the Fund produced average annual total returns of 1.09% and 1.76%, respectively, compared to S&P 500 returns of 0.26% and 0.38%.  Over the life of the Fund (since December 12, 1997), it has delivered a total annualized gain of 2.32% versus an S&P 500 return of 1.79%.  Finally, the Fund’s net expense ratio is 0.50%*, while its gross expense ratio is 1.55%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524.

Let us briefly review the market environment of the past year.  We noted at the time of our semi-annual report in April that the economy had begun to slow and that mortgage-related losses were taking a heavy toll on the stocks of many financial services companies.  The crisis worsened in the second half of the year, with the collapse and near-collapse of several of the nation’s best known financial institutions—names such as Fannie Mae, Freddie Mac, Lehman Brothers and AIG.  Of these, we held a small position only in AIG.  By late in the year, much of the nation’s newfound real estate wealth had evaporated and lending in general had practically ceased.  Consumers and, consequently, businesses began to retrench.  Thus, the recession deepened, and only a very few stocks have avoided sharp declines.

Among our portfolio holdings, two of the better performing areas, consumer staples and energy, simply reflect basic human needs.  For example, during the year ended October 31, Wal-Mart rose almost 26% and Chevron declined just 16% (less than half that of the S&P 500 index).

*Figures are from the Fund’s prospectus dated 2/28/08. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.99% (excluding “Acquired Funds Fees and Expenses and extraordinary expenses”). The Advisor may be reimbursed for a period of three years from the date of the expense waiver. While the Board of Trustees may terminate this expense reimbursement arrangement at any time, it has no intention of doing so. In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index. While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so. With these waivers, actual net annual fund operating expenses were 0.50% in the past fiscal year.

Not surprisingly, the financial services sector as a group was the Fund’s biggest drag on performance (down approximately 51%).  Even General Electric—because of its significant subsidiary, GE Capital—was pulled down 50% during the year.  However, we don’t expect the likes of GE or Bank of America (both with dividend yields in excess of 5%) to remain at these low prices.

What should stock investors expect over the next few years?  None of us knows for certain, but history teaches us that conservatively managed companies often grow stronger during tough times.  Specifically, they generate profits, pay dividends, build net worth and pay down debt.  As a result, the true value of these enterprises actually grows over time even if, in the short term, their stock prices do not.  Realizing that the market must inevitably recognize this growing “intrinsic” value, prudent investors can comfortably buy such stocks, knowing that today’s depressed market is probably providing a rare opportunity to get them at bargain prices.

Thank you, once again, for your confidence in our management of the Fund.  We remain committed to handling your hard-earned money as professionally as we do our own.
Cordially,

Randall R. Eley	Phillip A. Titzer
Chief Investment Officer	Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The opinions expressed above are those of the investment advisor, are subject to change, and any forecasts made cannot be guaranteed.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.  (12/08)

Current and future portfolio holdings are subject to risk.

EDGAR LOMAX VALUE FUND

Comparison of the change in value of a hypothetical $10,000 investment in the Edgar Lomax Value Fund vs. the S&P 500 Index, the S&P 500/Citigroup Value Index, and the Lipper Large Cap Value Funds Index

Total Return:	One Year	Five Years²	Ten Years²
Edgar Lomax Value Fund¹	-34.86%	1.09%	1.76%
S&P 500® Index	-36.10%	0.26%	0.40%
S&P 500®/Citigroup Value Index	-38.07%	1.34%	1.81%
Lipper Large Cap Value Funds Index	-37.16%	0.58%	1.05%

Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 205-0524.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The S&P 500/Citigroup Value Index is a market value weighted index of stocks in the S&P 500 Index which score highest based on an average of book-to-price ratio, sales-to-price ratio and dividend yield, representing 50% of the total market value of the S&P 500 Index. The Lipper Large Cap Value Funds Index consists of the largest funds as tracked by Lipper, Inc.  Large Cap Value Funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. Lipper rankings are based on total returns, including reinvestment of dividends and capital gains for the stated period; this calculation does not include sales charges.

¹	The Fund commenced operations on December 12, 1997.
²	Average Annual Total Return represents the average annual change in account value over the period indicated.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at October 31, 2008 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loades) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/08 – 10/31/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.99% per the advisory agreement. The Advisor has voluntarily agreed to waive a portion of its advisory fee contingent upon the Fund’s performance versus the S&P 500®/Citigroup Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. If the Advisor waives advisory fees under this arrangement, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended October 31, 2008, the Fund’s aggregate annual operating expenses were reduced to 0.50%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/08	10/31/08	5/1/08 – 10/31/08

Actual	$1,000.00	$ 721.10	$2.16
Hypothetical (5% return	$1,000.00	$1,022.62	$2.54
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

ALLOCATION OF PORTFOLIO ASSETS at October 31, 2008 (Unaudited)

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2008

Shares	COMMON STOCKS: 94.77%	Value
	Banks - 5.57%
23,900	Regions Financial Corp.	$265,051
3,100	Wachovia Corp.	19,871
18,800	Wells Fargo & Co.	640,140
		925,062

	Capital Goods - 12.65%
4,800	3M Co.	308,640
5,500	The Boeing Co.	287,485
6,900	Caterpillar, Inc.	263,373
40,600	General Electric Co.	792,106
6,000	Raytheon Co.	306,660
5,100	Rockwell Automation, Inc.	141,117
		2,099,381

	Diversified Financials - 12.77%
8,600	American Express Co.	236,500
13,700	Bank of America Corp.	331,129
16,400	Bank of New York Mellon Corp.	534,640
18,800	Citigroup, Inc.	256,620
400	The Goldman Sachs Group, Inc.	37,000
14,765	J.P. Morgan Chase & Co.	609,056
4,200	Merrill Lynch & Co., Inc.	78,078
2,100	Morgan Stanley	36,687
		2,119,710

	Energy - 11.04%
8,500	Chevron Corp.	634,100
7,600	ConocoPhillips	395,352
20,300	El Paso Corp.	196,910
6,800	Exxon Mobil Corp.	504,016
5,200	Halliburton Co.	102,908
		1,833,286

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2008, continued

Shares	COMMON STOCKS: 94.77%	Value
	Food & Staples Retailing - 4.54%
13,500	Wal-Mart Stores, Inc.	$753,435

	Food, Beverages & Tobacco - 8.51%
13,650	Altria Group, Inc.	261,944
2,200	Anheuser-Busch Companies, Inc.	136,466
3,300	Campbell Soup Co.	125,235
2,500	HJ Heinz Co.	109,550
3,583	Kraft Foods, Inc. - Class A	104,409
13,650	Philip Morris International, Inc.	593,365
7,300	Sara Lee Corp.	81,614
		1,412,583

	Healthcare Equipment & Services - 0.71%
7,200	Cigna Corp.	117,360

	Insurance - 0.84%
3,300	The Allstate Corp.	87,087
5,100	The Hartford Financial Services Group, Inc.	52,632
		139,719

	Materials - 9.78%
17,600	Alcoa, Inc.	202,576
17,300	The Dow Chemical Co.	461,391
24,838	E. I. du Pont de Nemours and Co.	794,816
3,600	International Paper Co.	61,992
2,700	Weyerhaeuser Co.	103,194
		1,623,969

	Media - 0.25%
4,300	CBS Corp. - Class B	41,753

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2008, continued

Shares	COMMON STOCKS: 94.77%	Value
	Pharmaceuticals, Biotechnology & Life Sciences - 6.72%
4,400	Bristol-Myers Squibb Co.	$90,420
1,800	Johnson & Johnson	110,412
2,000	Merck & Co., Inc.	61,900
48,200	Pfizer, Inc.	853,622
		1,116,354

	Retailing - 6.76%
43,800	The Home Depot, Inc.	1,033,242
2,200	Target Corp.	88,264
		1,121,506

	Technology Hardware & Equipment - 1.79%
3,200	International Business Machines Corp.	297,504

	Telecommunication Services - 3.94%
11,900	AT&T, Inc.	318,563
213	FairPoint Communications, Inc.	848
11,300	Verizon Communications, Inc.	335,271
		654,682

	Transportation - 6.04%
4,200	Burlington Northern Santa Fe Corp.	374,052
10,500	Norfolk Southern Corp.	629,370
		1,003,422

	Utilities - 2.86%
9,000	American Electric Power Co., Inc.	293,670
1,000	Entergy Corp.	78,050
3,000	Southern Co.	103,020
		474,740

	TOTAL COMMON STOCKS (Cost $21,775,499)	15,734,466

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2008, continued

Shares	SHORT-TERM INVESTMENTS - 5.85%	Value
734,831	AIM STIT-STIC Prime Portfolio	$734,831
236,579	Fidelity Institutional Money Market Portfolio	236,579
	TOTAL SHORT-TERM INVESTMENTS (Cost $971,410)	971,410

	Total Investments in Securities (Cost $22,746,909) - 100.62%	16,705,876
	Liabilities in Excess of Other Assets - (0.62%)	(103,016)
	NET ASSETS - 100.00%	$16,602,860

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2008

ASSETS
Investments in securities, at value (identified cost $22,746,909)	$16,705,876
Cash	567
Receivables
Investment securities sold	797,799
Dividends and interest	34,043
Due from Advisor (Note 3)	7,936
Fund shares sold	4,221
Prepaid expenses	7,832
Total assets	17,558,274

LIABILITIES
Payables
Investment securities purchased	861,755
Fund shares redeemed	53,072
Audit fees	18,200
Transfer agent fees and expenses	7,494
Fund accounting fees	5,988
Administration fees	2,804
Legal fees	1,881
Chief Compliance Officer fee	1,600
Custody fees	1,436
Accrued expenses	1,184
Total liabilities	955,414

NET ASSETS	$16,602,860

Net asset value, offering and redemption price per share
[$16,602,860/1,989,142 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$8.35

COMPONENTS OF NET ASSETS
Paid-in capital	$22,364,690
Undistributed net investment income	547,308
Accumulated net realized loss on investments	(268,105)
Net unrealized depreciation on investments	(6,041,033)
Net assets	$16,602,860

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS For the year ended October 31, 2008

INVESTMENT INCOME
Dividends	$720,176
Interest	17,978
Total investment income	738,154

EXPENSES
Advisory fees (Note 3)	175,315
Adminstration fees (Note 3)	43,852
Transfer agent fees and expenses (Note 3)	29,842
Fund accounting fees (Note 3)	23,864
Audit fees	18,201
Registration fees	15,365
Legal fees	17,357
Custody fees (Note 3)	4,024
Trustee fees	6,884
Chief Compliance Officer fee (Note 3)	6,208
Insurance expense	4,583
Reports to shareholders	2,739
Other expenses	3,072
Total expenses	351,306
Less: advisory fee waiver and absorption (Note 3)	(241,741)
Net expenses	109,565
Net investment income	628,589

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(198,549)
Net change in unrealized appreciation on investments	(9,472,287)
Net realized and unrealized loss on investments	(9,670,836)
Net Decrease in Net Assets Resulting from Operations	$(9,042,247)

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31, 2008	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$628,589	$657,108
Net realized gain (loss) on investments	(198,549)	2,194,049
Net change in unrealized appreciation (depreciation) on investments	(9,472,287)	229,039
Net increase (decrease) in net assets resulting from operations	(9,042,247)	3,080,196

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(674,260)	(489,155)
From net realized gain on investments	(2,240,718)	(554,263)
Total distributions to shareholders	(2,914,978)	(1,043,418)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	2,152,517	795,002
Total increase (decrease) in net assets	(9,804,708)	2,831,780

NET ASSETS
Beginning of year	26,407,568	23,575,788
End of year	$16,602,860	$26,407,568

Undistributed net investment income at end of year	$547,308	$593,011

(a) A summary of share transactions is as follows:

	Year		Year
	Ended		Ended
	October 31, 2008		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	277,815	$3,041,571	695,515	$9,623,824
Shares issued on reinvestments of distributions	246,813	2,907,454	76,755	1,040,793
Shares redeemed	(345,476)	(3,796,508)	(699,530)	(9,869,615)
Net increase	179,152	$2,152,517	72,740	$795,002

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year
	Year Ended October 31
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$14.59	$13.57	$12.11	$11.29	$10.46

Income from investment operations:
Net investment income	0.32	0.35	0.24	0.24	0.17
Net realized and unrealized gain (loss)
on investments	(4.93)	1.23	2.14	0.84	0.81
Total from investment operations	(4.61)	1.58	2.38	1.08	0.98

Less distributions:
From net investment income	(0.38)	(0.26)	(0.25)	(0.18)	(0.15)
From net realized gain on investments	(1.25)	(0.30)	(0.67)	(0.08)	—
Total distributions	(1.63)	(0.56)	(0.92)	(0.26)	(0.15)

Net asset value, end of year	$8.35	$14.59	$13.57	$12.11	$11.29

Total return	(34.86)%	11.96%	20.83%	9.62%	9.39%

Ratios/supplemental data:
Net assets, end of year (thousands)	$16,603	$26,408	$23,576	$14,072	$12,824

Ratio of expenses to average net assets:
Before expense reimbursement	1.60%	1.23%	1.52%	1.76%	2.13%
After expense reimbursement	0.50%	0.50%	0.62%	0.94%	1.23%

Ratio of net investment income to average net assets:
Before expense reimbursement	1.77%	1.64%	1.53%	1.23%	0.64%
After expense reimbursement	2.87%	2.37%	2.43%	2.05%	1.54%

Portfolio turnover rate	62.83%	51.37%	30.43%	47.97%	10.72%

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2008

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek growth of capital, with a secondary objective of providing income.  The Fund began operations on December 12, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value per share.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective April 30, 2008, the Fund adopted FIN 48.  Management of the Fund reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, continued

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2008, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Accumulated	Undistributed
Net Realized	Net Investment
Gains on Investments	Income	Paid-in Capital
$32	($32)	—

F.
New Accounting Pronouncements:  In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, continued

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended October 31, 2008, The Edgar Lomax Company (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. Effective March 31, 2004, the Advisor has agreed to voluntarily waive a portion of its advisory fees due from the Fund based upon the Fund’s performance versus the “S&P 500 Value Index.”  Through February 28, 2006, the performance of the S&P 500 Value Index was that of the S&P 500/Barra Value Index. Thereafter, it is the performance of the S&P 500/Citigroup Value Index (which Standard & Poor’s chose to replace the S&P 500/Barra Value Index). The Advisor intends to waive a portion of its advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500 Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. While this voluntary fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the year ended October 31, 2008, the Fund incurred $175,315 in advisory fees of which the Advisor voluntarily waived $65,750 resulting in net advisory fees of $109,565.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.99% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the year ended October 31, 2008, the Fund’s aggregate annual operating expenses were reduced to 0.50%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2008, the Advisor reduced its fees and absorbed Fund expenses in the amount of $241,741; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2009	$147,553
2010	203,015
2011	241,741
$592,309

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the year ended October 31, 2008, the Fund incurred $43,852 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. For the year ended October 31, 2008, the Fund incurred $23,864 in fund accounting fees and $22,958 in transfer agent fees.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended October 31, 2008, the Fund incurred $4,024 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the year ended October 31, 2008, the Fund was allocated $6,208 of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $13,509,267 and $13,766,527, respectively.

NOTE 5 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the fiscal years ended October 31, 2008 and October 31, 2007 was as follows:

	2008	2007
Ordinary income	$1,118,469	$496,171
Long-term capital gains	1,796,509	547,247

Ordinary income distributions may include dividends paid from short-term capital gains.

The Fund has designated $1,796,509 as long-term capital gain dividend pursuant to Internal Revenue Code section 852(b)(3).

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2008, continued

As of October 31, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$22,772,712

Gross tax unrealized appreciation	$2,038,341
Gross tax unrealized depreciation	(8,105,177)
Net tax unrealized depreciation	(6,066,836)

Undistributed ordinary income	547,308
Undistributed long-term capital gain	—
Total distributable earnings	547,308

Other accumulated gains/(losses)	(242,302)
Total accumulated earnings/(losses)	(5,761,830)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2008, the Fund had capital loss carryforward of $242,302 which expires in 2016. To the extent the Fund realizes future net capital gains, the gains will be offset by any available capital loss carryforward.

EDGAR LOMAX VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
Edgar Lomax Value Fund

We have audited the accompanying statements of assets and liabilities of the Edgar Lomax Value Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edgar Lomax Value Fund as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                           TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2008

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at October 31, 2008 (Unaudited)

For the year ended October 31, 2008, the Edgar Lomax Value Fund designated $1,118,469 as ordinary income and $1,796,509 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended October 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 69.50%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2008 was 69.35%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended October 31, 2008 was 39.71%

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-866-205-0524.

EDGAR LOMAX VALUE FUND

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.                                           Election of Two New Trustees

Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064

Proposal No. 2.                                           Ratification of the Prior Appointment of One Current Trustee of the Board

Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee

Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Michael D. LeRoy, Independent Trustee	George T. Wofford, Independent Trustee
Donald E. O’Connor, Independent Trustee

Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Michael D. LeRoy, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee

EDGAR LOMAX VALUE

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

Independent Trustees(1)

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees(2)	Other Directorships Held
Walter E. Auch (age 87, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chair- man, CEO of Chicago Board Options Ex- change (CBOE) and President of Paine Webber.	1	Director, Sound Surgical Tech- nologies, LLC; Trustee, Consult- ing Group Capital Markets Funds (Smith Barney) (11 portfolios); Trustee, The UBS Funds (57 portfolios).
James Clayburn LaForce (age 79, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeri- tus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	1	Trustee, The Payden Funds (21 portfolios); Trustee, The Metzler/Payden Investment Group (6 portfolios); Trustee, Arena Pharmaceuticals.
Donald E. O’Connor (age 72, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consul- tant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	1	Trustee, The Forward Funds (16 portfolios).
George J. Rebhan (age 74, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; for- merly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	1	Trustee, E*TRADE Funds (6 portfo- lios).
George T. Wofford (age 69, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; for- merly Senior Vice President, Federal Home Loan Bank of San Francisco.	1	None.

EDGAR LOMAX VALUE FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), continued

Interested Trustees

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees(2)	Other Directorships Held
Joe D. Redwine (age 61, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.	1	None.

Officers

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 61, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.
Douglas G. Hess (age 41, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.
Cheryl L. King (age 47, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.
Robert M. Slotky (age 61, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Senior Vice President, Investment Company Administration, LLC (May 1997 to July 2001).
Jeanine M. Bajczyk, Esq (age 43, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-866-205-0524.

Advisor
The Edgar Lomax Company
6564 Loisdale Court, Suite 310
Springfield, Virginia 22150
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53213

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
866-205-0524

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 866-205-0524.

Annual Report For the year ended October 31, 2008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$15,500	$14,700
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2008	FYE 10/31/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2008	FYE 10/31/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/2/09

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   1/2/09

* Print the name and title of each signing officer under his or her signature.